Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2023
Revenue from Contracts with Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

16. REVENUE FROM CONTRACTS WITH CUSTOMERS

The Company’s revenue from contracts with customers consists of diluted and non-diluted bitumen sales.

Greenfire’s oil sales include blended bitumen sales from the Expansion Asset and the Demo Asset as well as non-diluted bitumen sales trucked from the Demo Asset. At the Demo Asset, each barrel can be transported to several locations, including both pipeline and rail sales points, depending on the economics of each option at the time of sale. Greenfire’s oil sales are generally sold under variable price contracts and are based on the commodity market price, adjusted for quality, location or other factors. Greenfire is required to deliver nominated volumes of oil to the contract counterparty. Each barrel equivalent of commodity delivered is considered to be a distinct performance obligation. The amount of revenue recognized is based on the agreed transaction price and is recognized as performance obligations are satisfied, therefore resulting in revenue recognition in the same month as delivery. Revenues are typically collected on the 25th day of the month following production.

($ thousands)	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Diluted bitumen sales	$652,812	$890,400	$212,225
Bitumen sales	23,158	108,449	58,449
Oil sales	$675,970	$998,849	$270,674